Goodwill - Key assumptions used in the determination of recoverable value (Details) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of cash generating units	2
Long-term growth rate		2.30%
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins		3.00%
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins		27.00%
Silicon Metals United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Pre-tax discount rate	13.90%	14.10%
Long-term growth rate	2.30%	2.30%
Silicon Metals United States Segment [Member] | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	2.00%	4.00%
Silicon Metals United States Segment [Member] | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	(26.00%)	47.00%
Silicon Alloys United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Pre-tax discount rate	13.90%	14.10%
Long-term growth rate	2.30%	2.30%
Silicon Alloys United States Segment [Member] | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	5.00%	21.00%
Silicon Alloys United States Segment [Member] | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecasted EBITDA margins	32.00%	40.00%